Earnings Per Share (Basic and Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Numerator, net income	$ 5,908	$ 7,657	$ 8,465
Weighted average shares outstanding	3,682	3,645	3,627
Less: Weighted average unvested restricted shares	(9)	0	0
Weighted Average Number of Shares Outstanding, Basic, Total	3,673	3,645	3,627
Add: Dilutive effect of stock options	9	12	5
Diluted EPS weighted average shares outstanding	3,691	3,657	3,632
Basic earnings per common share	$ 1.60	$ 2.10	$ 2.33
Diluted earnings per common share	$ 1.60	$ 2.10	$ 2.33